Related Party Disclosures - Summary of Transactions With Related Parties (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Interest, fees and other income received	£ (213)	£ (232)	£ (189)
Interest, fees and other expenses paid	578	756	670
Amounts owed by related parties	4,022	3,966
Amounts owed to related parties	(13,865)	(13,629)
Ultimate parent
Disclosure of transactions between related parties [line items]
Interest, fees and other income received	(119)	(130)	(72)
Interest, fees and other expenses paid	105	266	217
Amounts owed by related parties	1,557	1,560
Amounts owed to related parties	(2,151)	(2,143)
Immediate parent
Disclosure of transactions between related parties [line items]
Interest, fees and other income received	(7)	(7)	(3)
Interest, fees and other expenses paid	316	317	275
Amounts owed by related parties	8	8
Amounts owed to related parties	(10,121)	(10,012)
Fellow Subsidiaries
Disclosure of transactions between related parties [line items]
Interest, fees and other income received	(58)	(66)	(86)
Interest, fees and other expenses paid	157	173	178
Amounts owed by related parties	223	204
Amounts owed to related parties	(559)	(544)
Associates and joint ventures
Disclosure of transactions between related parties [line items]
Interest, fees and other income received	(29)	(29)	(28)
Interest, fees and other expenses paid	0	0	£ 0
Amounts owed by related parties	2,234	2,194
Amounts owed to related parties	£ (1,034)	£ (930)